CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Stock Options Oustanding [Table Text Block]
Number of	Exercise	Expiry Date
Options	Price

324,000	CDN$0.50	May 1, 2016
270,000	CDN$0.50	March 5, 2017
162,000	CDN$0.50	March 12, 2017
108,000	CDN$0.50	January 25, 2020
216,000	CAD$0.50	February 1, 2020
228,000	CDN$0.50	June 1, 2020
90,000	CDN$0.50	July 1, 2020
130,000	CDN$0.50	March 1, 2021
108,000	CDN$0.50	June 10, 2021
682,000	CDN$0.50	December 31, 2022
108,000	CDN$0.50	June 19, 2024

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	December 31, 2014		December 31, 2013		December 31, 2012
		Weighted		Weighted		Weighted
		Average	Number	Average		Average
	Number of	Exercise	of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price

Outstanding, beginning of year	2,489,000	$1.03	2,639,000	$1.02	2,067,000	$1.07
Granted	108,000	$0.43	—	—	682,000	0.85
Exercised	—	—	—	—	(110,000)	1.00
Cancelled/Expired	(171,000)	1.90	(150,000)	0.82	—	—

Outstanding, end of year	2,426,000	$0.43	2,489,000	$1.03	2,639,000	$1.02

Exercisable, end of year	2,426,000	$0.43	2,462,000	$1.02	2,552,000	$1.02

Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions [Table Text Block]
	2014	2013	2012

Risk-free interest rate	1.75%	—	1.75%
Expected life	7.5 years	—	7.5 years
Annualized volatility	95.00	—	83.64
Dividend rate	—	—	—

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	2014		2013		2012

Balance, beginning of year	964,500	CAD$1.00	964,500	CAD$1.00	566,482	CAD$1.33
Issued	—		—		964,500	CAD$1.00
Exercised	—		—		—
Expired	(964,500)	CAD$1.00	—		(566,482)	CAD$1.33
Balance, end of year	—		964,500	CAD$1.00	964,500	CAD$1.00

Amended Stock Options [Member]
Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions [Table Text Block]
	2014	2013	2012

Risk-free interest rate	1.25%	1.75%	—
Expected life	5.0 years	5.0 years	—
Annualized volatility	45.00	75.00	—
Dividend rate	—	—	—